Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Information About Key Management Personnel Text Block Abstract
Schedule of key management personnel compensation
	30 June 2022	30 June 2021	30 June 2020
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	636,673	450,002	867,054
Other short-term benefits, including consulting services by KMP and their related entities	—	1,603,747	—
Post-employment benefits	44,489	27,869	29,213
Long-term benefits	15,168	8,220	3,610
Share-based payment expenses to KMP and their related entities	94,890	2,116,012	73,088
Total Key Management Personnel Compensation	791,220	4,205,850	972,965